Financial Instruments - Foreign currency risk and Interest rate risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jul. 01, 2020
Foreign currency risk
Foreign currency risk and Interest rate risk
Percentage of reasonably possible increase (decrease) in risk assumption	10.00%
Increase (decrease) in total other comprehensive income (loss)	$ 59	$ 89
Interest rate risk
Foreign currency risk and Interest rate risk
Percentage of reasonably possible increase (decrease) in risk assumption	1.00%
Increase (decrease) in finance costs	$ 522	626
Derivative assets	$ 1,348
Derivative liability		$ 333	$ 585